RS Global Fund
RS Global Fund (formerly "RS Global Growth Fund")
Investment Objective
Long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in RS Funds. More information about these and other discounts is available from your financial professional and in the “Types of Shares Available — Class A Shares” section on page 115 of the Fund’s prospectus and the “Waivers of Certain Sales Loads” section on page 38 of the Fund’s statement of additional information.
Shareholder Fees (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees RS Global Fund	Class A		Class C		Class K	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		none		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	none	[1]	1.00%	[2]	none	none
[1]	Deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.
[2]	Deferred sales load applies for shares sold within one year of purchase.

Annual Fund Operating Expenses (EXPENSES ARE DEDUCTED FROM FUND ASSETS AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
Annual Fund Operating Expenses RS Global Fund		Class A	Class C	Class K	Class Y
Management Fees		0.80%	0.80%	0.80%	0.80%
Distribution (12b-1) Fees		0.25%	1.00%	0.65%
Other Expenses	[1]	0.63%	0.63%	0.62%	0.53%
Total Annual Fund Operating Expenses	[2]	1.68%	2.43%	2.07%	1.33%
Fee Waiver/Expense Reimbursement	[2]	(0.27%)	(0.25%)	(0.25%)	(0.23%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	1.41%	2.18%	1.82%	1.10%
[1]	"Other Expenses" include expenses indirectly incurred by the Fund through investments in certain pooled investment vehicles ("Acquired Funds") of 0.01% or less of the Fund's average daily net assets for the fiscal year ended December 31, 2013.
[2]	RS Investments has contractually agreed to pay or reimburse the Fund's expenses (excluding expenses indirectly incurred by the Fund through investments in pooled investment vehicles, interest, taxes, investment-related expenses (e.g., brokerage commissions), and extraordinary expenses), to the extent necessary to limit Total Annual Fund Operating Expenses to 1.40% for Class A shares, 2.17% for Class C shares, 1.81% for Class K shares, and 1.09% for Class Y shares. This expense limitation will continue through April 30, 2015 and cannot be terminated by RS Investments prior to that date without the action or consent of the Fund's Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. This Example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same as shown above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Assuming Redemption at End of Period
Expense Example RS Global Fund (USD $)	Class A	Class C	Class K	Class Y
1 Year	612	321	185	112
3 Years	954	734	625	399
5 Years	1,320	1,273	1,090	707
10 Years	2,346	2,747	2,380	1,581

Assuming No Redemption
Expense Example, No Redemption RS Global Fund (USD $)	Class A	Class C	Class K	Class Y
1 Year	612	221	185	112
3 Years	954	734	625	399
5 Years	1,320	1,273	1,090	707
10 Years	2,346	2,747	2,380	1,581

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 137% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The Fund normally invests at least 80% of the value of its net assets in common stocks, preferred stocks, and other securities convertible into common or preferred stock of publicly traded companies wherever they may be in the world. The Fund may invest in companies of any size anywhere in the world. The Fund expects that substantially all of the securities held by the Fund will be listed on at least one securities exchange.

Under normal circumstances, the Fund will invest in companies located in at least three different countries including the United States. The Fund will normally invest 40% or more of its total assets in securities of non-U.S. companies. The Fund may invest any portion of its assets in companies located in emerging markets.

The Fund’s investment team employs both fundamental analysis and a data-driven approach in seeking to identify companies across the market capitalization spectrum that it believes can sustain long-term growth. Valuation is also an integral part of the investment process. The investment team seeks to identify companies that it believes possess strong earnings quality, operational efficiency, sound management, favorable growth characteristics, attractive valuations, and that enjoy favorable market sentiment. The Fund’s investment team monitors macroeconomic and political trends, as well as risk exposures, as part of the overall investment process.

The Fund will not typically seek to hedge its foreign currency exposure (arising from investments denominated in foreign currencies) relative to the U.S. dollar, although the Fund may engage in foreign currency exchange contracts to take advantage of changes in currency exchange rates anticipated by the Fund’s investment team.

The Fund may also invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles.
Principal Risks
You may lose money by investing in the Fund. The Fund may not achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are as follows.
  Equity Securities Risk
  The value of a company’s stock may decline in response to factors affecting that particular company or stock markets generally.
  Foreign Securities Risk
  Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.
  Currency Risk
  Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.
  Emerging Market Risk
  Risks of investing in emerging markets include greater political and economic instability, greater volatility in currency exchange rates, less developed securities markets, possible trade barriers, currency transfer restrictions, a more limited number of potential buyers and issuers, an emerging market country’s dependence on revenue from particular commodities or international aid, less governmental supervision and regulation, unavailability of currency hedging techniques, differences in auditing and financial reporting standards, and less developed legal systems.
  Small Companies Risk
  Small companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
  Liquidity Risk
  Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by RS Investments may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.
  Cash Position Risk
  To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.
  Overweighting Risk
  Overweighting investments in an industry or group of industries relative to the Fund’s benchmark increases the risk that the Fund will underperform its benchmark because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.
  Underweighting Risk
  If the Fund underweights its investment in an industry or group of industries relative to the Fund’s benchmark, the Fund will participate in any general increase in the value of companies in that industry or group of industries to a lesser extent than the Fund’s benchmark.
  Portfolio Turnover Risk
  Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

Fund Performance
The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund’s investment strategy and investment team changed on July 1, 2013. The Fund’s past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800.766.3863.
Annual Total Return for Class A Shares (CALENDAR YEAR-END)

Best Quarter First Quarter 2012 13.08% Worst Quarter Second Quarter 2012 -6.84%
Average Annual Total Returns (PERIODS ENDED 12/31/13)
Average Annual Total Returns RS Global Fund	1 Year	Since Inception	Inception Date
Class A Shares	22.91%	9.60%	May 16, 2011
Class A Shares Return After Taxes on Distributions	18.58%	7.98%	May 16, 2011
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	14.92%	7.05%	May 16, 2011
Class C Shares	27.04%	10.86%	May 16, 2011
Class K Shares	28.47%	11.29%	May 16, 2011
Class Y Shares	29.50%	12.09%	May 16, 2011
MSCI All Country World Index (Gross) (reflects no deduction for fees, expenses or taxes)	23.44%	9.87%	May 16, 2011

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.